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1933 Act Rule 497(c)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

March 18, 2011

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Registrant”)
SEC File Nos. 333-40455 and 811-08495
Rule 497(c) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated February 25, 2011, for the Nationwide Alternatives Allocation Fund, a series of the Registrant, as filed pursuant to Rule 497(c) under the 1933 Act on February 25, 2011 (Accession Number: 0001193125-11-046686).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Peter M. Hong
Peter M. Hong